Condensed Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 1,027,964	$ 1,097,313
Prepaid expenses	65,000	132,958
Total current assets	1,092,964	1,230,271
Investments held in Trust Accounts	345,258,401	345,191,130
Total Assets	346,351,365	346,421,401
Current liabilities:
Accounts payable	57,199	13,682
Accrued expenses	1,457,512	112,538
Total current liabilities	1,514,711	126,220
Deferred underwriting commissions	12,075,000	12,075,000
Warrant liabilities	31,140,500	29,415,500
Total liabilities	44,730,211	41,616,720
Commitments and Contingencies (Note 5)
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized, 29,662,115 and 29,980,468 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	296,621,150	299,804,680
Shareholders’ Equity:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 4,837,885 and 4,519,532 shares issued and outstanding (excluding 29,662,115 and 29,980,468 shares subject to possible redemption) as of March 31, 2021 and December 31, 2020, respectively	484	452
Class B ordinary shares, $0.0001 par value; 20,000,000 shares authorized; 8,625,000 shares issued and outstanding as of March 31, 2021 and December 31, 2020	863	863
Additional paid-in capital	17,644,892	14,461,394
Accumulated deficit	(12,646,235)	(9,462,708)
Total shareholders’ equity	5,000,004	5,000,001
Total Liabilities and Shareholders’ Equity	$ 346,351,365	$ 346,421,401